Stock based compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				18,500,000
Number of shares available for grant	9,800,000
Stock based compensation expense	$ 19.0	$ 8.2	$ 5.2
Total compensation cost not yet recognized	$ 34.5
Total compensation cost not yet recognized, period for recognition	3 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	110,720
Employee performance period	3 years
Performance Shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares for award settlement	0
Performance Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares for award settlement	2